Property and Equipment, Net (Details) - Scedule of property and equipment, net - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	$ 34,618
Less: accumulated depreciation and amortization	(29,750)
Total property and equipment, net	4,868	$ 6,155	$ 10,435
As Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost		33,554	32,488
Less: accumulated depreciation and amortization		(27,399)	(22,053)
Total property and equipment, net		6,155	10,435
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	20,802
Computer Equipment [Member] | As Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost		20,571	19,867
Software and voice recordings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	9,204
Software and voice recordings [Member] | As Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost		8,687	8,335
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	3,849
Leasehold Improvements [Member] | As Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost		3,567	3,560
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	$ 763
Furniture and Fixtures [Member] | As Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost		$ 729	$ 720